Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	Inventergy Global, Inc.
Entity Central Index Key	0001084752
Trading Symbol	INVT